Property and Equipment, Net (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 2,131	$ 1,788	$ 1,585
Wrote-off of depreciated assets		$ 105